ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Institutions	$ 12	$ 19
Prepaid expenses	2	2
Accounts Receivable and Prepaid Expenses Net Current	$ 14	$ 21